UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Institutional Long Duration Credit Fund

(RPLCX)

This annual shareholder report contains important information about Institutional Long Duration Credit Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Long Duration Credit Fund	$47	0.45%

What drove fund performance during the past 12 months?

  The longer-maturity bond market generated positive returns over the one-year period ended May 31, 2026, driven primarily by elevated coupon income. Long-end credit spreads tightened over the period as heavy supply was consistently met with robust demand. Longer-dated Treasury yields ultimately ended the period slightly higher with 10- and 30-year yields pushing back toward 5% following the outbreak of the U.S.-Iran war as investors demanded greater compensation for inflation risk, elevated Treasury issuance, and a deteriorating fiscal outlook.

  The fund’s security selection within corporate bonds and government agency debt aided performance relative to its style-specific benchmark, the Bloomberg U.S. Long Credit Bond Index. The fund’s use of credit derivatives to gain exposure to investment-grade and high yield credit added value. A modest overweight allocation to the government agency sector on a risk-adjusted basis also generated positive relative returns.

  Interest rate management detracted relative to the style-specific benchmark over the period. Specifically, the fund’s underweight average duration positioning earlier in the period hindered performance as rates initially moved lower into year-end.

  The fund seeks to provide high income. The fund’s allocation to U.S. government bonds fell while allocations to U.S. investment-grade corporate bonds and emerging market corporates increased over the year. The fund also decreased exposure to emerging market sovereign and quasi-sovereign debt.

  The fund had material exposure to derivatives, including credit derivatives, which contributed on an absolute basis. The fund also held interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of May 31, 2026

Table Summary
	Fund	Regulatory Benchmark	Strategy Benchmark
2016	1,000,000	1,000,000	1,000,000
2016	1,069,573	1,023,232	1,076,759
2016	984,728	990,807	992,628
2017	1,017,392	1,000,833	1,030,624
2017	1,044,772	1,015,786	1,061,997
2017	1,079,251	1,028,272	1,097,714
2017	1,084,811	1,022,653	1,108,506
2018	1,051,422	1,005,888	1,079,584
2018	1,041,859	1,011,981	1,071,508
2018	1,050,443	1,017,482	1,078,202
2018	1,006,615	1,008,928	1,029,284
2019	1,068,755	1,037,772	1,090,212
2019	1,155,804	1,076,751	1,171,629
2019	1,292,499	1,120,984	1,304,760
2019	1,284,939	1,117,803	1,299,604
2020	1,374,545	1,159,012	1,380,573
2020	1,353,697	1,178,133	1,343,668
2020	1,430,842	1,193,551	1,412,040
2020	1,483,851	1,199,222	1,467,676
2021	1,410,401	1,175,048	1,388,401
2021	1,413,059	1,173,363	1,388,057
2021	1,500,190	1,192,544	1,463,733
2021	1,502,619	1,185,390	1,462,052
2022	1,373,717	1,143,977	1,330,579
2022	1,205,535	1,076,889	1,179,307
2022	1,156,721	1,055,212	1,131,186
2022	1,119,185	1,033,191	1,100,674
2023	1,122,441	1,032,761	1,101,730
2023	1,143,604	1,053,813	1,126,020
2023	1,127,329	1,042,620	1,118,880
2023	1,124,860	1,045,380	1,123,017
2024	1,171,585	1,067,123	1,162,866
2024	1,168,020	1,067,571	1,158,632
2024	1,240,472	1,118,697	1,227,502
2024	1,244,472	1,117,251	1,233,646
2025	1,242,342	1,129,104	1,226,815
2025	1,197,213	1,125,849	1,188,954
2025	1,241,649	1,153,782	1,233,714
2025	1,294,592	1,180,948	1,285,530
2026	1,313,533	1,199,792	1,300,107
2026	1,293,462	1,183,642	1,282,407

202501-4140694, 202606-5570147

E151-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Institutional Long Duration Credit Fund	8.04%	-1.75%	2.61%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. Long Credit Bond Index (Strategy Benchmark)	7.86	-1.57	2.52

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$201,165
  Number of Portfolio Holdings451
  Investment Advisory Fees Paid (000s)$923
  Portfolio Turnover Rate30.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	83.9%
Municipal Securities	6.0
Foreign Government Obligations & Municipalities	5.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.7
Securities Lending Collateral	1.7
U.S. Government & Agency Mortgage-Backed Securities	0.4
Short-Term and Other	-0.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	2.7%
UnitedHealth Group	2.2
AT&T	2.2
Oracle	1.7
United Mexican States	1.5
Goldman Sachs Group	1.5
CVS Health	1.4
JPMorgan Chase	1.4
Verizon Communications	1.3
Wells Fargo	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Long Duration Credit Fund

 (RPLCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,029	$34,043
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2026
Institutional Long Duration Credit
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Institutional Long Duration Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .30 $ 7 .52 $ 7 .77 $ 8 .59 $ 10 .70
Investment activities
Net investment income
(1)(2)
0 .38 0 .38 0 .37 0 .34 0 .33
Net realized and unrealized gain/loss 0 .20 ( 0 .18 ) ( 0 .21 ) ( 0 .79 ) ( 1 .76 )
Total from investment activities 0 .58 0 .20 0 .16 ( 0 .45 ) ( 1 .43 )
Distributions
Net investment income ( 0 .40 ) ( 0 .42 ) ( 0 .41 ) ( 0 .37 ) ( 0 .38 )
Net realized gain – – – – ( 0 .27 )
Tax return of capital – – – – ( 0 .03 )
Total distributions ( 0 .40 ) ( 0 .42 ) ( 0 .41 ) ( 0 .37 ) ( 0 .68 )
NET ASSET VALUE
End of period $ 7 .48 $ 7 .30 $ 7 .52 $ 7 .77 $ 8 .59
Ratios/Supplemental Data
Total return
(2)(3)
8 .04% 2 .50% 2 .14% ( 5 .14 ) % ( 14 .69 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .45% 0 .45% 0 .45% 0 .45% 0 .45%
Net expenses after waivers/payments by Price
Associates 0 .45% 0 .45% 0 .45% 0 .45% 0 .45%
Net investment income 5 .09% 5 .03% 4 .87% 4 .26% 3 .21%
Portfolio turnover rate 30 .8% 68 .3% 59 .3% 46 .7% 59 .9%
Net assets, end of period (in thousands) $ 201,165 $ 203,511 $ 156,733 $ 55,544 $ 24,849
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Long Duration Credit Fund
May 31, 2026

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS  83.9%
Banking  10.1%
American Express, VR, 4.918%,
7/20/33 (1) 175 175
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (2) 200 217
Bank of America, VR, 2.676%,
6/19/41 (1) 200 145
Bank of America, VR, 4.078%,
4/23/40 (1) 300 262
Bank of America, VR, 4.33%,
3/15/50 (1) 1,205 993
Bank of America, VR, 5.468%,
1/23/35 (1) 210 215
Bank of Montreal, Series J, VR,
5.298%, 6/2/37 (1) 475 476
Barclays, 5.25%, 8/17/45  250 234
Barclays, VR, 5.86%, 8/11/46 (1) 200 199
Barclays, VR, 6.036%, 3/12/55 (1)(3) 200 207
Barclays, VR, 7.437%, 11/2/33 (1) 200 224
CaixaBank, VR, 6.84%, 9/13/34 (1)
(2) 230 251
Citigroup, 4.65%, 7/30/45  530 468
Citigroup, 5.875%, 1/30/42  300 309
Fifth Third Bancorp, 8.25%, 3/1/38  300 363
Fifth Third Bancorp, VR, 5.141%,
1/29/37 (1) 265 260
Goldman Sachs Group, 4.75%,
10/21/45  515 455
Goldman Sachs Group, 5.15%,
5/22/45  950 867
Goldman Sachs Group, 6.25%,
2/1/41  700 744
Goldman Sachs Group, VR, 5.016%,
10/23/35 (1) 900 887
HSBC Holdings, VR, 5.874%,
11/18/35 (1) 1,000 1,022
HSBC Holdings, VR, 6.332%,
3/9/44 (1) 400 428
ING Groep, VR, 5.55%, 3/19/35 (1) 500 510
ING Groep, VR, 6.114%, 9/11/34 (1) 200 212
Intesa Sanpaolo, 6.625%, 6/20/33 (2) 330 359
JPMorgan Chase, 4.95%, 6/1/45  400 368
JPMorgan Chase, 5.625%, 8/16/43  1,005 1,009
JPMorgan Chase, VR, 3.882%,
7/24/38 (1) 730 645
JPMorgan Chase, VR, 4.26%,
2/22/48 (1) 750 622
JPMorgan Chase, VR, 5.336%,
1/23/35 (1) 185 188
Lloyds Banking Group, 4.344%,
1/9/48  200 163
Morgan Stanley, VR, 3.217%,
4/22/42 (1) 750 572
National Bank of Canada, VR,
4.928%, 6/4/32 (1) 750 751
Par/Shares $ Value
(Amounts in 000s)
‡
PNC Financial Services Group, VR,
4.626%, 6/6/33 (1) 250 243
PNC Financial Services Group, VR,
5.373%, 7/21/36 (1) 110 111
Santander Holdings USA, VR,
6.342%, 5/31/35 (1)(3) 560 593
Societe Generale, VR, 6.066%,
1/19/35 (1)(2)(3) 365 378
Standard Chartered, VR, 5.243%,
1/13/37 (1)(2) 200 196
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 205
U.S. Bancorp, VR, 5.678%,
1/23/35 (1) 325 336
UBS
Group, VR, 3.179%, 2/11/43 (1)
(2) 200 149
UBS Group, VR, 5.379%, 9/6/45 (1)
(2) 235 224
UBS Group, VR, 5.699%, 2/8/35 (1)
(2) 200 206
UBS Group, VR, 6.301%, 9/22/34 (1)
(2) 200 213
Wells Fargo, 3.90%, 5/1/45  350 277
Wells Fargo, VR, 2.393%, 6/2/28 (1) 150 147
Wells Fargo, VR, 3.068%, 4/30/41 (1) 2,000 1,518
Wells Fargo, VR, 5.499%, 1/23/35 (1) 250 255
Wells Fargo, VR, 5.557%, 7/25/34 (1) 200 206
Wells Fargo Bank, 6.60%, 1/15/38  250 274
20,331
Basic Industry  1.5%
Anglo American Capital, 5.00%,
3/21/33 (2) 310 308
Antofagasta, 5.625%, 9/9/35  200 202
BHP Billiton Finance USA, 5.50%,
9/8/53  35 35
Ecolab, 3.70%, 11/1/46  30 22
Freeport-McMoRan, 5.45%, 3/15/43  395 383
International Paper, 4.35%, 8/15/48  139 110
Newmont, 5.45%, 6/9/44  195 190
Nucor, 4.40%, 5/1/48  75 63
Nutrien, 5.35%, 5/29/36  190 191
Southern Copper, 5.25%, 11/8/42  200 190
Southern Copper, 5.875%,
4/23/45 (3) 500 505
Southern Copper, 7.50%, 7/27/35  200 232
Vale Overseas, 6.40%, 6/28/54  550 565
2,996
Brokerage Asset Managers
Exchanges  0.8%
Charles Schwab, VR, 4.914%,
11/14/36 (1) 645 627
Intercontinental Exchange, 4.95%,
6/15/52  300 272
LPL Holdings, 5.75%, 6/15/35  350 351
Nasdaq, 3.95%, 3/7/52  92 69
Nasdaq, 5.95%, 8/15/53  340 345
1,664

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Capital Goods  5.1%
Amphenol, 5.375%, 11/15/54 (3) 1,200 1,161
Boeing, 5.705%, 5/1/40  300 306
Boeing, 5.805%, 5/1/50  800 793
Boeing, 5.93%, 5/1/60  350 347
Boeing, 7.008%, 5/1/64  600 684
Carrier Global, 6.20%, 3/15/54  198 211
Flowserve, 5.70%, 5/15/36  40 40
GE Vernova, 5.50%, 2/4/56  135 131
Honeywell Aerospace, 5.732%,
3/16/56 (2) 350 350
Ingersoll Rand, 5.70%, 6/15/54  170 168
Johnson Controls International,
4.50%, 2/15/47  250 212
Martin Marietta Materials, 4.25%,
12/15/47  305 248
Martin Marietta Materials, 5.50%,
12/1/54 (3) 1,200 1,151
Masco, 4.50%, 5/15/47  360 298
Owens Corning, 5.95%, 6/15/54 (3) 550 552
Republic Services, 5.00%, 4/1/34  25 25
RTX, 4.50%, 6/1/42  1,100 982
RTX, 6.40%, 3/15/54  400 437
Vertiv Holdings, 5.65%, 3/15/46  900 877
Vulcan Materials, 5.70%, 12/1/54  1,250 1,234
Waste Connections, 2.95%,
1/15/52 (3) 175 111
10,318
Communications  10.4%
AT&T, 3.50%, 6/1/41  1,250 971
AT&T, 3.55%, 9/15/55  1,000 652
AT&T, 3.80%, 12/1/57  2,228 1,513
AT&T, 4.65%, 6/1/44  750 638
AT&T, 4.75%, 5/15/46  800 680
Charter Communications Operating,
3.50%, 3/1/42  600 412
Charter Communications Operating,
3.70%, 4/1/51  600 370
Charter Communications Operating,
5.75%, 4/1/48  425 357
Charter Communications Operating,
6.484%, 10/23/45  1,050 969
Comcast, 4.00%, 3/1/48  500 370
Comcast, 4.049%, 11/1/52  155 112
Cox Communications, 5.45%,
9/1/34 (2) 270 257
Crown Castle, 2.90%, 4/1/41  250 183
Crown Castle, 4.75%, 5/15/47  185 156
Grupo Televisa, 5.00%, 5/13/45  1,000 677
Meta Platforms, 5.50%, 11/15/45  1,730 1,623
NBCUniversal Media, 4.45%, 1/15/43  1,700 1,420
Orange, 5.75%, 1/13/56 (2) 850 854
Rogers Communications, 4.50%,
3/15/42  760 648
Rogers Communications, 4.55%,
3/15/52  250 199
Par/Shares $ Value
(Amounts in 000s)
‡
Rogers Communications, 5.30%,
2/15/34  225 224
T-Mobile USA, 3.40%, 10/15/52  1,100 731
T-Mobile USA, 5.25%, 6/15/55  925 832
T-Mobile USA, 5.75%, 1/15/54 (3) 680 657
Telefonica Emisiones, 5.213%,
3/8/47  1,150 1,022
Telefonica Emisiones, 5.52%, 3/1/49  500 459
Time Warner Cable, 6.75%, 6/15/39  470 466
Verizon Communications, 2.987%,
10/30/56  786 466
Verizon Communications, 3.55%,
3/22/51  1,250 879
Verizon Communications, 4.862%,
8/21/46  650 573
Verizon Communications, 5.75%,
11/30/45  750 738
Vodafone Group, 5.75%, 6/28/54  800 764
20,872
Consumer Cyclical  4.5%
Airbnb, 5.25%, 3/16/36  500 500
Amazon.com, 5.45%, 11/20/55  1,000 955
Amazon.com, 5.65%, 3/13/46  840 838
AutoZone, 5.20%, 8/1/33  200 202
Booking Holdings, 5.375%, 5/7/36  190 190
Cummins, 5.45%, 2/20/54  1,000 978
Ford Motor, 4.75%, 1/15/43  200 159
Ford Motor, 5.291%, 12/8/46  500 418
Ford Motor Credit, 7.122%, 11/7/33  215 231
General Motors, 6.60%, 4/1/36  600 645
General Motors, 6.75%, 4/1/46  375 396
Home Depot, 4.40%, 3/15/45  200 171
Home Depot, 5.40%, 6/25/64  850 802
Lowe's, 4.65%, 4/15/42  250 223
Lowe's, 5.625%, 4/15/53 (3) 400 384
Lowe's, 5.85%, 4/1/63  300 292
Magna International, 5.50%, 3/21/33  270 278
McDonald's, 4.20%, 4/1/50  90 72
McDonald's, 5.45%, 8/14/53 (3) 250 238
O'Reilly Automotive, 5.00%, 8/19/34  500 495
O'Reilly Automotive, 5.10%, 3/12/36  145 143
Uber Technologies, 5.35%,
9/15/54 (3) 290 270
Volkswagen Group of America
Finance, 5.90%, 9/12/33 (2) 250 258
9,138
Consumer Non-Cyclical  13.2%
AbbVie, 4.05%, 11/21/39  500 441
AbbVie, 4.25%, 11/21/49  735 601
AbbVie, 4.50%, 5/14/35  400 386
AbbVie, 5.50%, 3/15/64  335 322
Altria Group, 5.80%, 2/14/39  140 142
Amgen, 3.375%, 2/21/50  1,000 706
Amgen, 4.95%, 10/1/41  600 559
Anheuser-Busch, 4.90%, 2/1/46  1,833 1,675

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  1,400 1,377
Augusta SpinCo, 4.945%, 3/23/33  220 219
BAT Capital, 4.39%, 8/15/37  610 558
BAT Capital, 6.00%, 2/20/34  110 116
BAT Capital, 7.079%, 8/2/43  180 200
BAT Capital, 7.081%, 8/2/53  350 393
Baxter International, 5.65%,
12/15/35 (3) 1,000 990
Bayer U.S. Finance, 6.875%,
11/21/53 (2) 200 216
Biogen, 3.15%, 5/1/50  270 175
Bristol-Myers Squibb, 4.125%,
6/15/39  800 714
Cencora, 4.60%, 2/13/33  95 93
Centra Health, 4.70%, 1/1/48  190 157
Cigna Group, 4.90%, 12/15/48  2,115 1,858
CommonSpirit Health, 3.91%,
10/1/50  170 126
CommonSpirit Health, 4.187%,
10/1/49  135 105
CVS Health, 4.125%, 4/1/40  141 120
CVS Health, 5.05%, 3/25/48  1,765 1,549
CVS Health, 5.25%, 2/21/33  170 173
CVS Health, 6.00%, 6/1/44  750 753
CVS Health, 6.00%, 6/1/63  250 243
Eli Lilly, 5.60%, 5/20/56  1,000 1,003
Hackensack Meridian Health,
4.211%, 7/1/48  170 139
HCA, 4.375%, 3/15/42  580 489
HCA, 4.625%, 3/15/52  400 321
HCA, 5.90%, 6/1/53  250 241
Kraft Heinz Foods, 6.875%, 1/26/39  1,000 1,097
Kroger, 5.50%, 9/15/54  525 493
Mars, 4.75%, 4/20/33 (2) 225 223
Mead Johnson Nutrition, 4.60%,
6/1/44  550 478
Medline Borrower, 5.25%, 6/15/33 (2) 690 690
Merck, 4.15%, 5/18/43  700 594
Pfizer Investment Enterprises, 5.11%,
5/19/43  1,300 1,235
Reynolds American, 5.70%, 8/15/35  150 155
Reynolds American, 5.85%, 8/15/45  600 589
Solventum, 5.90%, 4/30/54  732 724
Sutter Health, 5.547%, 8/15/53  95 93
Takeda Pharmaceutical, 5.65%,
7/5/44  1,000 990
Thermo Fisher Scientific, 4.902%,
2/12/36  375 371
Tyson Foods, 5.10%, 9/28/48  195 179
Tyson Foods, 5.15%, 8/15/44  550 512
West Virginia United Health System
Obligated Group, Series 2018,
4.924%, 6/1/48  95 81
Zoetis, 4.70%, 2/1/43  300 268
Zoetis, 5.00%, 8/17/35 (3) 700 692
26,624
Par/Shares $ Value
(Amounts in 000s)
‡
Electric  10.0%
Ameren, 5.00%, 5/15/36  450 440
Ameren Illinois, 4.50%, 3/15/49  500 420
Appalachian Power, 6.375%, 4/1/36  145 154
Appalachian Power, 7.00%, 4/1/38  200 224
Appalachian Power, Series Y, 4.50%,
3/1/49  1,200 982
Baltimore Gas & Electric, 5.40%,
6/1/53  95 90
Berkshire Hathaway Energy, 3.80%,
7/15/48  1,000 748
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 321
Chile Electricity Mpc II, 5.58%,
10/20/35 (2) 420 427
Commonwealth Edison, 5.30%,
2/1/53  40 37
Commonwealth Edison, 5.65%,
6/1/54  500 488
Consolidated Edison of New York,
6.15%, 11/15/52  400 418
Constellation Energy Generation,
5.75%, 3/15/54  500 492
Constellation Energy Generation,
6.25%, 10/1/39  300 317
Duke Energy, 3.75%, 9/1/46  130 97
Duke Energy, 6.10%, 9/15/53  250 254
Duke Energy Indiana, 5.40%, 4/1/53  70 66
Duke Energy Indiana, Series DDDD,
4.95%, 3/15/36  45 44
Duke Energy Ohio, 5.55%, 3/15/54  750 722
El Paso Electric, 5.00%, 12/1/44  110 94
FirstEnergy, Series C, 4.85%,
7/15/47  550 477
FirstEnergy Pennsylvania Electric,
6.15%, 10/1/38  165 175
Florida Power & Light, 5.60%,
6/15/54  500 491
Florida Power & Light, 5.60%,
2/15/66  255 245
Indianapolis Power & Light, 5.70%,
4/1/54 (2) 740 729
ITC Holdings, 5.65%, 5/9/34 (2) 1,000 1,026
Kentucky Utilities, 4.375%, 10/1/45  200 168
Kentucky Utilities, 5.85%, 8/15/55  40 40
Louisville Gas & Electric, 4.375%,
10/1/45  100 83
Louisville Gas & Electric, 5.85%,
8/15/55  40 40
Nevada Power, 6.00%, 3/15/54  300 304
Nevada Power, Series GG, 5.90%,
5/1/53  750 746
New York State Electric & Gas,
5.85%, 8/15/33 (2) 90 94
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 28
NextEra Energy Capital Holdings,
5.55%, 3/15/54  500 472

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NextEra Energy Capital Holdings,
5.85%, 3/1/56  750 737
Niagara Mohawk Power, 5.29%,
1/17/34 (2) 500 501
Niagara Mohawk Power, 5.996%,
7/3/55 (2) 390 388
Pacific Gas & Electric, 4.95%, 7/1/50  250 210
PECO Energy, 5.25%, 9/15/54  1,000 926
PPL Capital Funding, 5.25%, 9/1/34  1,000 1,005
Public Service Company of Colorado,
5.25%, 4/1/53  100 92
San Diego Gas & Electric,
Series TTT, 4.10%, 6/15/49  55 43
Southern, 4.25%, 7/1/36  430 397
Southern, 4.40%, 7/1/46  600 500
Southern California Edison, 5.75%,
4/15/54  500 463
Southern California Edison, 5.875%,
12/1/53  250 236
Southern California Edison, 5.90%,
3/1/55  700 664
Southern California Edison, Series C,
4.125%, 3/1/48  150 113
Southwestern Public Service, 6.00%,
6/1/54  160 162
Vistra Operations, 5.55%, 4/30/36 (2) 500 497
Vistra Operations, 5.70%,
12/30/34 (2) 1,025 1,038
Vistra Operations, 6.95%,
10/15/33 (2) 90 98
20,023
Energy  10.1%
Canadian Natural Resources, 6.25%,
3/15/38  300 319
Cheniere Energy, 5.20%, 7/30/36 (2) 190 187
Cheniere Energy, 5.65%, 4/15/34  250 257
Cheniere Energy Partners, 5.75%,
8/15/34  820 850
Columbia Pipelines Holding, 4.999%,
11/17/32 (2) 695 690
ConocoPhillips, 5.55%, 3/15/54  350 339
Continental Resources, 4.90%,
6/1/44  600 493
Devon Energy, 5.20%, 9/15/34 (3) 700 705
Enbridge, 5.95%, 4/5/54  500 504
Enbridge, 6.70%, 11/15/53 (3) 120 132
Enbridge Energy Partners, 7.375%,
10/15/45  120 139
Energy Transfer, 5.15%, 2/1/43  850 769
Energy Transfer, 5.35%, 1/15/36  305 305
Energy Transfer, 6.50%, 2/1/42  595 629
Eni, 5.95%, 5/15/54 (2) 295 294
Enterprise Products Operating,
3.30%, 2/15/53  1,400 938
Enterprise Products Operating,
3.95%, 1/31/60  500 367
EOG Resources, 5.65%, 12/1/54 (3) 1,250 1,229
Par/Shares $ Value
(Amounts in 000s)
‡
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 219
Marathon Petroleum, 6.50%, 3/1/41  300 323
MPLX, 5.65%, 3/1/53  300 279
MPLX, 6.20%, 9/15/55  335 336
Occidental Petroleum, 4.40%,
4/15/46  350 289
Occidental Petroleum, 6.05%,
10/1/54  390 394
Occidental Petroleum, 6.60%,
3/15/46  375 402
ONEOK, 5.70%, 11/1/54  1,000 933
ONEOK, 6.625%, 9/1/53  295 310
ONEOK, 7.15%, 1/15/51  500 551
ONEOK Partners, 6.85%, 10/15/37  250 274
Patterson-UTI Energy, 7.15%,
10/1/33  85 92
Raizen Fuels Finance, 5.70%,
1/17/35 (2)(4) 540 312
Raizen Fuels Finance, 6.45%,
3/5/34 (2)(4) 200 115
Shell Finance U.S., 4.375%, 5/11/45  1,000 855
South Bow USA Infrastructure
Holdings, 6.176%, 10/1/54  1,000 963
Southern Natural Gas, 4.80%,
3/15/47 (2) 205 176
Spectra Energy Partners, 5.95%,
9/25/43  115 116
Targa Resources, 4.95%, 4/15/52  80 69
Targa Resources, 6.50%, 2/15/53  100 105
TotalEnergies Capital, 5.275%,
9/10/54  500 471
TotalEnergies Capital, 5.488%,
4/5/54  800 776
TransCanada PipeLines, 6.10%,
6/1/40  450 471
Transcanada Trust, VR, 5.30%,
3/15/77 (1) 120 120
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  575 487
Valero Energy, 6.625%, 6/15/37  300 331
Western Midstream Operating,
5.50%, 8/15/48  650 576
Williams, 4.85%, 3/1/48  100 87
Williams, 5.80%, 11/15/54  750 733
20,311
Finance Companies  0.5%
AerCap Ireland Capital, 3.40%,
10/29/33  300 267
GATX, 6.05%, 6/5/54 (3) 700 707
974
Insurance  6.8%
Aetna, 4.75%, 3/15/44  450 384
Aflac, 4.75%, 1/15/49  550 478
Aflac, 5.15%, 5/14/36  250 250
American International Group,
4.75%, 4/1/48  700 616

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Arch Capital Group, 7.35%, 5/1/34  200 227
Arthur J Gallagher, 5.75%, 7/15/54  750 726
Chubb INA Holdings, Series 1,
6.50%, 5/15/38  200 223
Corebridge Financial, 4.40%, 4/5/52  800 644
Elevance Health, 4.375%, 12/1/47  355 291
Elevance Health, 5.125%, 2/15/53 (3) 100 89
Elevance Health, 5.70%, 2/15/55  1,500 1,448
Health Care Service Corp. A Mutual
Legal Reserve, 5.875%, 6/15/54 (2) 845 809
Jackson Financial, 4.00%, 11/23/51  300 206
Liberty Mutual Group, 4.85%,
8/1/44 (2) 180 156
Marsh & McLennan, 5.45%, 3/15/53  200 190
Marsh & McLennan, 5.70%, 9/15/53  155 153
Principal Financial Group, 6.05%,
10/15/36  235 251
Reinsurance Group of America,
6.00%, 9/15/33  250 261
Teachers Insurance & Annuity Assn.
of America, 4.90%, 9/15/44 (2) 200 179
UnitedHealth Group, 3.25%, 5/15/51  500 336
UnitedHealth Group, 3.50%, 8/15/39  300 246
UnitedHealth Group, 4.20%, 1/15/47  1,000 808
UnitedHealth Group, 4.25%, 6/15/48  750 606
UnitedHealth Group, 4.75%, 7/15/45  600 532
UnitedHealth Group, 5.375%, 4/15/54  315 295
UnitedHealth Group, 5.50%, 7/15/44  750 733
UnitedHealth Group, 5.875%, 2/15/53  900 904
Voya Financial, 5.70%, 7/15/43  500 491
Willis North America, 5.15%, 3/15/36  490 480
Willis North America, 5.90%, 3/5/54  600 595
13,607
Natural Gas  1.7%
APA Infrastructure, 5.75%,
9/16/44 (2) 495 488
Boston Gas, 5.843%, 1/10/35 (2) 90 94
Boston Gas, 6.119%, 7/20/53 (2) 215 212
Engie, 5.875%, 4/10/54 (2)(3) 750 739
NiSource, 3.95%, 3/30/48  260 198
Piedmont Natural Gas, 5.40%,
6/15/33  250 256
Sempra, 5.25%, 3/15/36  125 124
Southern California Gas, 5.90%,
6/1/56  450 451
Southern Company Gas Capital,
3.95%, 10/1/46  500 386
Southern Gas Capital, 4.95%,
9/15/34  500 494
3,442
Real Estate Investment
Trusts  1.4%
Brixmor Operating Partnership,
4.85%, 2/15/33  90 89
Brixmor Operating Partnership,
5.375%, 6/15/36  250 249
Essex Portfolio, 4.50%, 3/15/48  130 107
Par/Shares $ Value
(Amounts in 000s)
‡
Goodman U.S. Finance Six, 5.125%,
10/7/34 (2) 215 212
Invitation Homes Operating
Partnership, 4.95%, 1/15/33  255 251
Kilroy Realty, 2.65%, 11/15/33  350 281
NNN REIT, 4.80%, 10/15/48  235 204
Public Storage Operating, 5.35%,
8/1/53  55 53
Regency Centers, 4.40%, 2/1/47  500 420
Simon Property Group, 5.85%, 3/8/53  200 202
Simon Property Group, 6.65%,
1/15/54  250 280
Welltower OP, 5.125%, 7/1/35  555 558
2,906
Technology  5.4%
Alphabet, 4.80%, 2/15/36  445 440
Alphabet, 5.65%, 2/15/56  500 496
Broadcom, 4.926%, 5/15/37 (2) 400 388
Broadcom, 5.70%, 1/15/56  165 164
Cadence Design Systems, 4.70%,
9/10/34  135 133
Corning, 5.85%, 11/15/68  750 734
Fiserv, 4.40%, 7/1/49  185 142
Fiserv, 5.25%, 8/11/35 (3) 500 489
Foundry JV Holdco, 6.20%,
1/25/37 (2) 800 843
Intel, 4.60%, 3/25/40  500 451
Keysight Technologies, 4.95%,
10/15/34  1,500 1,488
Micron Technology, 3.366%, 11/1/41  400 312
Motorola Solutions, 5.40%, 4/15/34  140 142
Motorola Solutions, 5.50%, 9/1/44  400 387
NXP, 3.25%, 5/11/41  400 304
Oracle, 3.60%, 4/1/40  1,000 740
Oracle, 3.95%, 3/25/51  350 230
Oracle, 4.00%, 11/15/47  1,000 683
Oracle, 5.55%, 2/6/53  630 521
Oracle, 6.90%, 11/9/52  1,250 1,229
TR Finance, 5.85%, 4/15/40  500 502
10,818
Transportation  2.2%
Burlington Northern Santa Fe,
5.05%, 3/1/41  75 73
Burlington Northern Santa Fe,
5.20%, 4/15/54  300 278
Burlington Northern Santa Fe,
5.50%, 3/15/55  345 335
Canadian Pacific Railway, 3.10%,
12/2/51  875 571
Canadian Pacific Railway, 4.70%,
5/1/48  500 437
CSX, 4.30%, 3/1/48  140 115
ERAC USA Finance, 5.25%,
4/30/36 (2) 500 500
FedEx, 4.40%, 1/15/47  500 409
FedEx, 4.55%, 4/1/46  800 674
Norfolk Southern, 4.837%, 10/1/41  250 233

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Norfolk Southern, 5.35%, 8/1/54  250 235
Sydney Airport Finance, 5.248%,
3/26/36 (2) 500 495
4,355
Utility Other  0.2%
Essential Utilities, 5.125%, 3/15/36  425 419
419
Total Corporate Bonds (Cost
$174,846) 168,798
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  5.5%
Owned No Guarantee  1.3%
Corp. Nacional del Cobre de Chile,
6.33%, 1/13/35 (2) 250 264
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (2) 790 840
Petroleos Mexicanos, 5.50%, 6/27/44  1,175 925
Petroleos Mexicanos, 7.69%, 1/23/50  200 184
Saudi Arabian Oil, 5.75%, 7/17/54  530 503
2,716
Sovereign  4.2%
Kingdom of Saudi Arabia, 5.625%,
1/13/35 (2) 1,000 1,045
Kingdom of Saudi Arabia, 5.75%,
1/16/54 (2) 370 357
Republic of Chile, 5.33%, 1/5/54  1,000 957
Republic of Chile, 5.65%, 1/13/37  610 636
Republic of Peru, 3.00%, 1/15/34  800 694
Republic of Peru, 5.375%, 2/8/35  90 91
Republic of Poland, Series 30Y,
5.50%, 3/18/54  750 696
Republic of Romania, 6.625%,
5/16/36 (2) 700 716
State of Qatar, 4.40%, 4/16/50 (2) 200 172
United Mexican States, 4.40%,
2/12/52  400 287
United Mexican States, 4.75%,
3/8/44  600 486
United Mexican States, 6.00%,
5/7/36  1,110 1,108
United Mexican States, 6.125%,
2/9/38  410 403
United Mexican States, 6.338%,
5/4/53  200 188
United Mexican States, 7.375%,
5/13/55  540 572
8,408
Total Foreign Government
Obligations & Municipalities (Cost
$11,018) 11,124
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES  6.0%
California  0.6%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 291
Bay Area Toll Auth., Series S-3, Build
America, 6.907%, 10/1/50  350 390
California, Build America, GO,
7.50%, 4/1/34  500 571
1,252
District of Columbia  0.2%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue,
Build America, 7.462%, 10/1/46  415 484
484
Florida  0.8%
Florida Dev. Finance, Nova
Southeastern Univ., Series B,
4.109%, 4/1/50  375 296
Miami-Dade County Aviation
Revenue, Series B, 3.856%, 10/1/41  1,200 1,022
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 205
1,523
Georgia  1.1%
Fulton County, Build America, GO,
5.148%, 7/1/39  505 505
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  1,588 1,700
2,205
Illinois  0.0%
Illinois Municipal Electric Agency,
Build America, 6.832%, 2/1/35  65 68
68
Louisiana  0.1%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 87
87
Maryland  0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 129
129
Michigan  0.3%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 222
Michigan Fin. Auth., Trinity Health
Credit Group, 3.084%, 12/1/34  500 449
671
Minnesota  0.1%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 127
127

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
New York  0.1%
New York City Transitional Fin. Auth.,
Series I-2, 5.658%, 5/1/40  150 154
154
Ohio  0.3%
American Municipal Power, Series C,
Build America, 6.053%, 2/15/43  500 507
507
Tennessee  0.0%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical Center,
Series B, 3.235%, 7/1/52  85 54
54
Texas  1.6%
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 236
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 543
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  650 558
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 235
Grand Parkway Transportation,
Grand Parkway System, 3.306%,
10/1/49  1,500 1,066
Texas Natural Gas Securitization
Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  545 547
Texas Private Activity Bond Surface
Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  125 98
3,283
Utah  0.6%
Intermountain Power Agency,
Series B, 5.621%, 7/1/45  1,250 1,256
1,256
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 180
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 99
279
Total Municipal Securities (Cost
$12,768) 12,079
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.4%
U.S. Government Agency
Obligations  0.4%
Federal Home Loan Mortgage
Multifamily Structured PTC, ARM
2.347%, 11/25/31  460 413
Par/Shares $ Value
(Amounts in 000s)
‡
3.71%, 9/25/32  265 253
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$693) 666
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  2.7%
U.S. Treasury Obligations  2.7%
U.S. Treasury Bonds, 3.625%,
2/15/53  55 44
U.S. Treasury Bonds, 4.25%, 8/15/54  200 177
U.S. Treasury Bonds, 4.625%,
2/15/55  1,650 1,556
U.S. Treasury Bonds, 4.625%,
11/15/55  135 127
U.S. Treasury Bonds, 4.75%,
8/15/55 (5) 1,715 1,652
U.S. Treasury Bonds, 5.00%, 5/15/45  1,820 1,827
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $5,509) 5,383
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve
Fund, 3.67% (6)(7) 759 759
Total Short-Term Investments
(Cost $759) 759
SECURITIES LENDING COLLATERAL  1.7%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve
Fund, 3.67% (6)(7) 225 225
Total Investments in a Pooled
Account through Securities
Lending Program with JPMorgan
Chase Bank 225

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Treasury Reserve
Fund, 3.67% (6)(7) 3,237 3,237
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 3,237
Total Securities Lending Collateral
(Cost $3,462) 3,462
Total Investments in Securities
100.6% of Net Assets
(Cost $209,055) $ 202,271
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $20,635 and represents 10.3% of net assets.
(3) See Note 4. All or a portion of this security is on loan at May 31, 2026.
(4) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(5) At May 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Seven-day yield
(7) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.8%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.8%
Credit Default Swaps, Protection Sold 0.8%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S45, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 10,731 1,008 652 356
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/35 10,000 109 67 42
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/30 9,200 223 178 45
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S46, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/31 7,750 189 123 66
Total Centrally Cleared Credit Default Swaps, Protection Sold 509
Total Centrally Cleared Swaps 509
Net payments (receipts) of variation margin to date (497)
Variation margin receivable (payable) on centrally cleared swaps $ 12
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 111 U.S. Treasury Long Bond contracts 9/26 12,456 $ 145
Short, 130 U.S. Treasury Notes five year contracts 9/26 (13,937) (43)
Short, 77 U.S. Treasury Notes ten year contracts 9/26 (8,457) (64)
Long, 157 Ultra U.S. Treasury Bonds contracts 9/26 17,962 238
Short, 71 Ultra U.S. Treasury Notes ten year contracts 9/26 (7,958) (75)
Net payments (receipts) of variation margin to date (247)
Variation margin receivable (payable) on open futures contracts $ (46)

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.67% $ — $ — $ 51 ++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 51+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government Reserve Fund, 3.67% $ 3,703  ¤  ¤ $ 759
T. Rowe Price Treasury Reserve Fund, 3.67% —  ¤  ¤ 3,462
Total $ 4,221^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $51 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,221.

T. ROWE PRICE Institutional Long Duration Credit Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $209,055) $ 202,271
Interest receivable 2,775
Receivable for investment securities sold 1,260
Receivable for shares sold 114
Cash 25
Variation margin receivable on centrally cleared swaps 12
Other assets 1
Total assets 206,458
Liabilities
Obligation to return securities lending collateral 3,462
Payable for investment securities purchased 1,225
Payable for shares redeemed 369
Investment management and administrative fees payable 94
Variation margin payable on futures contracts 46
Other liabilities 97
Total liabilities 5,293
NET ASSETS $ 201,165
Net Assets Consist of:
Total distributable earnings (loss) $ (17,653)
Paid-in capital applicable to 26,885,100 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 218,818
NET ASSETS $ 201,165
NET ASSET VALUE PER SHARE $ 7.48

T. Rowe Price Institutional Long Duration Credit Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 11,292
Dividend 51
Securities lending 11
Total income 11,354
Investment management and administrative expense 923
Net investment income 10,431
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (1,076)
Futures 141
Swaps 404
Net realized loss (531)
Change in net unrealized gain / loss
Securities 5,485
Futures (79)
Swaps 374
Change in net unrealized gain / loss 5,780
Net realized and unrealized gain / loss 5,249
INCREASE IN NET ASSETS FROM OPERATIONS
$ 15,680

T. Rowe Price Institutional Long Duration Credit Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 10,431 $ 10,965
Net realized loss (531) (4,854)
Change in net unrealized gain / loss 5,780 (5,269)
Increase in net assets from operations 15,680 842
Distributions to shareholders
Net earnings (10,922) (11,944)
Capital share transactions
*
Shares sold 47,614 152,765
Distributions reinvested 9,708 10,764
Shares redeemed (64,426) (105,649)
Increase (decrease) in net assets from capital share transactions (7,104) 57,880
Net Assets
Increase (decrease) during period (2,346) 46,778
Beginning of period 203,511 156,733
End of period $ 201,165 $ 203,511
*Share information (000s)
Shares sold 6,291 19,632
Distributions reinvested 1,286 1,414
Shares redeemed (8,571) (14,008)
Increase (decrease) in shares outstanding (994) 7,038

T. Rowe Price Institutional Long Duration Credit Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional Long Duration Credit Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. Rowe Price Institutional Long Duration Credit Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Institutional Long Duration Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 198,050 $ — $ 198,050
Short-Term Investments 759 — — 759
Securities Lending Collateral 3,462 — — 3,462
Total Securities 4,221 198,050 — 202,271
Swaps* — 509 — 509
Futures Contracts* 383 — — 383
Total $ 4,604 $ 198,559 $ — $ 203,163
Liabilities
Futures Contracts* $ 182 $ — $ — $ 182
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. Rowe Price Institutional Long Duration Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-
traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, securities valued at $2,440,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 383
Credit derivatives Centrally Cleared Swaps 509
*
Total $ 892
*
Liabilities
Interest rate derivatives Futures $ 182
Total $ 182
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 141 $ — $ 141
Credit derivatives — 404 404
Total $ 141 $ 404 $ 545
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (79) $ — $ (79)
Credit derivatives — 374 374
Total $ (79) $ 374 $ 295

T. Rowe Price Institutional Long Duration Credit Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 19% and 28% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
May 31, 2026, the notional amount of protection sold by the fund totaled $37,681,000 (18.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements,

T. Rowe Price Institutional Long Duration Credit Fund

potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 14% and 22% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $10,492,000; the aggregate value of collateral was $10,895,000 and consisted of cash collateral and related investments of $3,462,000 and U.S.
government securities of $7,433,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and
U.S. government securities aggregated $34,240,000 and $22,269,000, respectively, for the year ended May 31,
2026. Purchases and sales of U.S. government securities aggregated $27,890,000 and $47,028,000, respectively, for the year ended May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. Rowe Price Institutional Long Duration Credit Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital gains, if any) $ 10,922 $ 11,944
($000s)
Cost of investments $ 210,078
Unrealized appreciation $ 1,639
Unrealized depreciation (8,427)
Net unrealized appreciation (depreciation) $ (6,788)
($000s)
Undistributed ordinary income $ 295
Net unrealized appreciation (depreciation) (6,788)
Loss carryforwards and deferrals (11,160)
Total distributable earnings (loss) $ (17,653)

T. Rowe Price Institutional Long Duration Credit Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the annual all-inclusive fee arrangement under the investment management agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Institutional Long Duration Credit Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Institutional Income Funds, Inc.
and Shareholders of T. Rowe Price Institutional Long Duration Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional Long Duration Credit Fund (one of the funds constituting T. Rowe Price Institutional Income Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31,
2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Long Duration Credit Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $10,428,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Institutional Long Duration Credit Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the
Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements
(e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Institutional Long Duration Credit Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the
Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-
inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The
Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee.
Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i)
contractual management fees, actual management fees, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (each of which generally reflect the fund’s all-
inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the fourth quintile (Expense Group and Expense
Universe), and the total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).

T. ROWE PRICE Institutional Long Duration Credit Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E151-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026